Deposits (Summary Of Interest Expense On Deposits) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Deposits [Abstract]
Interest Expense, Checking	$ 441	$ 622	$ 879
Interest Expense, Savings	1,225	1,323	1,873
Interest Expense, Money Market	5,307	6,522	8,512
Interest Expense, Certificates	56,595	70,749	89,207
Interest Expense, Deposits, Total	$ 63,568	$ 79,216	$ 100,471